OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 1,099,000	$ 1,129,000
Warrants	0	915,000
Deferred Finance Costs	2,232,000	3,460,000
Long term deposit	5,000,000	5,000,000
Total	8,331,000	10,504,000
Revolving credit facility			430,000,000
Credit facility costs	$ 0	$ 0	$ 6,139,000